Commitments and Contigencies (Details 3) (USD $)	1 Months Ended
	Jan. 31, 2015	Dec. 31, 2013
Indefinite-lived Intangible Assets [Line Items]
Royalties paid	$ 0
Intangible assets, net	149,000
Intellectual Property
Indefinite-lived Intangible Assets [Line Items]
Fees to Iogen capitalized		$ 150,000